BANK BORROWING	12 Months Ended
Dec. 31, 2021
BANK BORROWING
BANK BORROWING

13. BANK BORROWINGS

In 2021, the Group borrowed approximately RMB1,473,567 in different currencies from several commercial banks and repaid RMB953,387. These bank loans are with one to seven years maturity and the weighted average interest rate of 3.83%, and will be used for the daily operations and investing activities of the Group.

In 2020, the Group borrowed approximately RMB1,207,793 in different currencies from several commercial banks and repaid RMB643,122. These bank loans are with one to three years maturity and the weighted average interest rate of 2.85%. The loans were used for the daily operations of the Group.